Financial risk management - Offsetting derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Net amount of financial assets presented in the statement of financial position	€ 178	€ 131
Financial instruments assets/(liabilities)	(143)	(115)
Cash collateral (received)/pledged	(33)	(15)
Net amount	2	1
Derivative liabilities
Net amounts of financial assets/(liabilities) presented in the statement of financial position	(296)	(285)
Financial instruments assets/(liabilities)	143	115
Cash collateral (received)/pledged	147	164
Net amount	(6)	(6)
Total
Total net amounts of financial assets (liabilities) presented in the statement of financial position	(118)	(154)
Net financial instruments assets (liabilities)	0	0
Net cash collateral (received)/pledge	114	149
Net amount	€ (4)	€ (5)